Cover	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Motorsport Games Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to its Current Report on Form 8-K filed with the Securities and Exchange Commission on March 20, 2023 (the “Original Filing”) in order to clarify the disclosure in Jason Potter’s biography in the 4th paragraph of Item 5.02 of the Original Filing.
Document Period End Date	Mar. 15, 2023
Entity File Number	001-39868
Entity Registrant Name	Motorsport Games Inc.
Entity Central Index Key	0001821175
Entity Tax Identification Number	86-1791356
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5972 NE 4th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305)
Local Phone Number	507-8799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MSGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false